Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at June 30, 2022 and December 31, 2021 consisted of:

	June 30,	December 31,
	2022	2021
Building	$2,884,693	$3,037,848
Operating equipment	2,827,267	2,981,424
Vehicle	84,640	89,134
Office equipment	79,377	100,851
Apple Orchard	1,081,131	1,110,067
Construction in progress	2,967,622	3,125,180
	9,924,730	10,444,504
Less: Accumulated depreciation	(3,351,149)	(3,250,242)
	$6,573,581	$7,194,262

For the six months ended June 30, 2022 and 2021, depreciation expense amounted to $295,695 and $268,058, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

The construction in progress of $2,967,622 represents the investment of a black goat processing plant located in Shuangbai County, Chuxiong City, Yunnan Province, PRC.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2021 and 2020 consisted of:

	December 31,	December 31,
	2021	2020
Building	$3,037,848	$2,949,493
Operating equipment	2,981,424	2,758,704
Vehicle	89,134	86,828
Office equipment	100,851	26,783
Apple Orchard	1,110,067	1,041,377
Construction in progress	3,125,180	1,829,057
	10,444,504	8,692,242
Less: Accumulated depreciation	(3,250,242)	(2,425,499)
	$7,194,262	$6,266,743

For the years ended December 31, 2021 and 2020, depreciation expense amounted to $510,498 and $785,893, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

The construction in progress of $3,125,180 represents the investment of a black goat processing plant located in Shuangbai County, Chuxiong City, Yunnan Province, PRC.